SCHEDULE OF RISKS IN RELATION IN BALANCE SHEET (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Liabilities Current	$ 49,518	¥ 351,567	¥ 536,366
Variable Interest Entity, Primary Beneficiary [Member]
Liabilities Current		¥ 250,879	¥ 399,285